Note 14 - Stock-based Compensation - Restricted Stock Activity (Details) - The 2013 Plan [Member] - shares	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Non Vested at September 30, 2021 and 2020 (in shares)	2,250
Awarded (in shares)	0	5,000
Vested (in shares)	(2,000)	(2,750)
Forfeited (in shares)	0	0
Non Vested at September 30, 2022 and 2021 (in shares)	250	2,250